Disposal group classified as held for sale	6 Months Ended
Jun. 30, 2023
Disposal group classified as held for sale
Disposal group classified as held for sale

3.    Disposal group classified as held for sale

During the six months ended June 30, 2023, the Company’s management committed to a plan to sell its health care service business within Care Delivery in the following countries or regions:

●	the Company signed an agreement in connection with its FME25 Program to sell its local dialysis service provider business to an operator of private clinics and other medical facilities in Hungary, which was completed on July 11, 2023; and
●	the Company signed an agreement in connection with its Legacy Portfolio Optimization program (as defined below) to sell 51 of its renal dialysis clinics in Sub-Saharan Africa to a South African hospital group.

Transactions which remain open as of the date of this report are subject to regulatory approvals, but expected to be completed within a year from the reporting date.

Immediately before the classification of these disposals as held for sale, an impairment loss of €11,892 was recognized for the agreed-upon divestiture of Hungary and is included in other operating expenses in the consolidated statements of income (see note 4 for further details). The carrying amounts of the assets in the disposal group for the proposed divestiture of Hungary are recognized at their fair value less costs to sell. The non-recurring fair value measurement of €2,432 for this transaction, is categorized as level 3 of the fair value hierarchy using the preliminary purchase price. The proposed divestiture of the Company’s clinic network in Sub-Saharan Africa did not result in an impairment loss and the assets are recorded at their carrying amount. As of June 30, 2023 and December 31, 2022, the following assets and liabilities were classified as held for sale:

Assets and liabilities of disposal group classified as held for sale in € THOUS

	June 30, 2023	December 31, 2022
Property, plant and equipment	5,622	—
Right-of-use assets	6,978	—
Goodwill (1)	26,633	—
Other	8,943	—
Assets held for sale	48,176	—

Lease liabilities	11,739	—
Provisions and other liabilities	5,090	—
Liability directly associated with assets held for sale	16,829	—

(1)Goodwill was allocated to the disposal group on a relative fair value basis.

As of June 30, 2023, the accumulated foreign currency translation gains recognized in other comprehensive income related to the disposal group amounted to €4,220.